NOVAGEN SOLAR INC.
           3044 Bloor St. West, Suite 1440, Toronto, Ontario  M8X 2Y8
Tel:  (647) 628-5375     Fax:  (647)436-7654     E-Mail:  info@novagensolar.com

                                                               November 15, 2010

VIA  EDGAR  AND  POST

H.  Roger  Schwall
Assistant  Director
Securities  and  Exchange  Commission
Division  of  Corporation  Finance
100  F  Street,  N.E.
Washington,  D.C.  20549-4628

     Re:     NOVAGEN  SOLAR  INC.
             AMENDMENT NO. 2 TO REGISTRATION STATEMENT ON FORM S-1 FILED OCTOBER 13, 2010, 2010
             FILE  NO.  333-169103

Dear  Mr.  Schwall:

In connection with the above-captioned filing, we are filing with the Commission, via Edgar, the following documents relating to the registration of Common Stock:

A. Pre-Effective Amendment No. 3 to our Registration Statement on Form S-1 (the "Registration Statement"); and

B. Four copies of the Registration Statement that have been marked to indicate the changes to the Registration Statement made by Pre-Effective Amendment No. 3.

The Registration Statement has been amended to respond to the Staff's letter of non-accounting comments dated, November 3, 2010. Our responses to the Staff's comments are set forth below in the following paragraphs numbered to correspond to the comments in the Staff's letter. Any capitalized terms used in this letter shall have the meanings ascribed to them in the Registration Statement.

AMENDMENT NO. 2 TO THE REGISTRATION STATEMENT ON FORM S-1

GENERAL

1. In response to the Staff's comment, we advise that we have amended the registration statement to include our financial statements for the period ended September 30, 2010. We have also updated the Management's Discussion and Analysis section.

2.     In response to the Staff's comment, we advise as follows:

(a) We have amended the proposed maximum offering price per share in accordance with Rule 457(a) promulgated under the Securities Act, in accordance with the last reported sale of our common stock on the over-the-counter bulletin board prior to the filing of Amendment No. 3 to our Registration Statement on Form S-1.


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(b)  The price per share for the transactions referenced by the Staff, was based on the following considerations:

     (i) Trading in our common stock is sporadic and does not constitute an established public market;

     (ii) On August 4, 2010 (the date on which the resolution to approve the transactions referenced by the Staff was adopted), the highest bids for the Company's common stock on the OTCQB were $0.05 (5,000 shares) and $0.01 per share (5,000 shares);

     (iii) As at August 4, 2010, our stock had not traded since March 3, 2010;

     (iv)  The volume of shares traded has been very low; and

     (v) The investors/creditors were unwilling to accept a stock price that was higher than $0.01 per share.

Even allowing for the aberrant and inexplicable sale prices for 5,000 shares of our common stock in August of 2010, there was insufficient liquidity in our stock to justify a pricing at the market levels identified by the Staff.

We believe that it was necessary for the Company to retire its debt and to obtain financing. There was substantial risk to our creditors/investors that they would be able to recover their investment, and that risk resulted in a negotiated price per share that was not inconsistent with the bid prices in effect at the time. Under the circumstances, we believe that the pricing was fair and in the best interests of the Company and its shareholders.

PROSPECTUS COVER PAGE

3. In response to the Staff's comment, we have removed the inadvertent inclusion from the cover page of the prospectus.

4. In response to the Staff's comment, we have added paragraph two to the cover page of the prospectus, which indicates the markets for our common stock and the last reported sale price, as required by Instruction 2 to Item 501(b)(3) of Regulation S-K. We note that the following paragraph of the prospectus cover page discloses that the shares will be sold by the selling stockholders "from time to time in the open market at market prices prevailing at the time of sale."

MARKET FOR COMMON EQUITY AND RELATED STOCKHOLDER MATTERS, PAGE 12

5. In response to the Staff's comment, we have revised the disclosure to provide the information required by Item 201(a)(1) of Regulation S-K.

CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS, PAGE 22

6. In response to the Staff's comment, we have provided the information required by Item 404 of Regulation S-K.


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OUTSIDE BACK COVER PAGE OF PROSPECTUS

While not the subject of a comment by the Staff, we have amended our disclosure concerning the dealer prospectus delivery obligations, as required by Item 502(b) of Regulation SK.

Should the Staff need additional information or have questions concerning our response, please do not hesitate to contact us.

                                        Yours very truly,



                                        /s/ Thomas Mills
                                        Thomas E. Mills
                                        President & CEO

Enclosures